ASSET ACQUISITIONS	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ASSET ACQUISITIONS

NOTE 3. ASSET ACQUISITIONS

North Carolina

On October 31, 2023, the Company entered into an asset purchase agreement with Southeast Renewables, LLC (“Southeast Renewables”) to acquire its Wilson, North Carolina biodiesel plant. The Company issued Southeast Renewables 7,700,000 shares of XCF common stock and issued a convertible promissory note (“Southeast Renewables Convertible Note”) in principal amount of $23,000,000, with a maturity date of October 31, 2024. The transaction did not meet the definition of a business combination and was accounted for as an asset acquisition.

On December 29, 2023, Southeast Renewables exercised its right to convert the Southeast Renewables Convertible Note principal balance of $23,000,000 plus accrued interest of $297,425 into 2,329,743 shares of XCF common stock.

The Company determined that the fair value of the assets acquired were more readily determinable than the fair value of the shares issued, and convertible note issued and have therefore recognized the assets acquired and liabilities assumed on a relative fair value basis. The following table summarizes the acquisition date fair value of the purchase price allocation assigned to each major class of assets acquired and liabilities assumed during the period ended December 31, 2023, as follows:

ASSETS ACQUIRED
Land	$360,000
Biodiesel plants	4,280,207
Total assets acquired	$4,640,207

LIABILITIES ASSUMED
Assumed indebtedness	$1,720
Total liabilities assumed	$1,720

Ft. Myers, Florida

On October 31, 2023, the Company also entered into an asset purchase agreement with Good Steward Biofuels FL, LLC (“Good Steward”), to acquire its Fort Myers, FL biodiesel plant assets. The Company issued Southeast Renewables, the parent company of Good Steward, 9,800,000 shares of XCF common stock as partial consideration for the purchase and also assumed certain liabilities to Southeast Renewables. The transaction did not meet the definition of a business combination and was accounted for as an asset acquisition.

The Company determined that the fair value of the assets acquired were more readily determinable than the fair value of the shares issued and have therefore recognized the assets acquired and liabilities assumed on a relative fair value basis. The following table summarizes the acquisition date fair value of the purchase price allocation assigned to each major class of assets acquired and liabilities assumed during the period ended December 31, 2023, as follows:

ASSETS ACQUIRED
Biodiesel plants	$8,572,208
Total assets acquired	$8,572,208

LIABILITIES ASSUMED
Assumed indebtedness	$2,185,423
Total liabilities assumed	$2,185,423

The construction in progress is $12,887,415 which is comprised of $ 4,280,207 of biodiesel plant in North Carolina, $8,572,208 of biodiesel plant in Ft. Myers, Florida and $35,000 of capitalized expenses.